Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Aug. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	GREEN 4 MEDIA, INC.
Entity Central Index Key	0001526689
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company